Note 3 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

(3)   Segment and Geographic Information

The Company evaluates and reviews its results based on two reporting segments: E&P Technology & Services and Operations Optimization.

The segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the Chief Operating Decision Maker in determining how to allocate resources and evaluate performance. The Company measures segment operating results based on income (loss) from operations.

A summary of segment information follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Net revenues:
E&P Technology & Services:
New Venture	$10,798	$31,188	$69,685
Data Library	65,790	71,847	47,095
Total multi-client revenues	76,588	103,035	116,780
Imaging and Reservoir Services	15,179	22,543	19,740
Total	$91,767	$125,578	$136,520
Operations Optimization:
Optimization Software & Services	$14,137	$23,140	$21,129
Devices	16,770	25,961	22,396
Total	$30,907	$49,101	$43,525
Total net revenues	$122,674	$174,679	$180,045
Gross profit (loss):
E&P Technology & Services	$29,243	$35,699	$43,369
Operations Optimization	12,414	24,323	22,293
Segment gross profit	41,657	60,022	65,662
Other	—	—	(6,042) (d)
Total gross profit	$41,657	$60,022	$59,620
Gross margin:
E&P Technology & Services	32%	28%	32%
Operations Optimization	40%	50%	51%
Segment gross margin	34%	34%	36%
Other	—%	—%	(3)%
Total	34%	34%	33%
Income (loss) from operations:
E&P Technology & Services	$13,134 (a)	$8,833 (a)	$21,758
Operations Optimization	(4,556) (b)	8,189	7,295
Support and other	(23,167)	(41,481)	(83,325) (e)
Loss from operations	(14,589)	(24,459)	(54,272)
Interest expense, net	(13,805)	(13,074)	(12,972)
Other income (expense), net	6,898 (c)	(1,617)	(436)
Loss before income taxes	$(21,496)	$(39,150)	$(67,680)

(a)   Includes impairment of multi-client data library of $1.2 million and $9.1 million for the year ended December 31, 2020 and 2019, respectively.

(b)   Includes impairment of goodwill of $4.2 million for the year ended December 31, 2020.

(c)   Includes amortization of the government relief funding expected to be forgiven of $6.9 million for the year ended December 31, 2020.

(d)   Relates to gross loss primarily related to depreciation expense of previously reported Ocean Bottom Integrated Technologies segment.

(e)   Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $11.1 million for the year ended December 31, 2018, which includes Other’s gross profit above, operating expenses of $5.1 million for the year ended December 31, 2018, stock appreciation right awards and related expenses $2.1 million for the year ended December 31, 2018 and impairment charge of $36.6 million for the year ended December 31, 2018.

Intersegment sales are insignificant for all periods presented.

	Years Ended December 31,
	2020	2019	2018
Depreciation and amortization expense (including multi-client data library) :
E&P Technology & Services	$24,581	$41,813	$51,673
Operations Optimization	1,234	940	995
Support and other	481	445	5,083	(a)
Total	$26,296	$43,198	$57,751

(a)   Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million.

Depreciation and amortization expense recorded within cost of services and operating expenses in the consolidated statements of operations is allocated to segments based upon use of the underlying assets.

	December 31,
	2020	2019
Total assets:
E&P Technology & Services	$92,075	$133,787
Operations Optimization	45,109	56,927
Support and other	56,409	42,480
Total	$193,593	$233,194

A summary of total assets by geographic area follows (in thousands):

	December 31,
	2020	2019
North America	$94,923	$104,808
Middle East	45,823	48,932
Europe	28,738	37,946
Latin America	19,771	34,633
Other	4,338	6,875
Total	$193,593	$233,194

A summary of property, plant and equipment and multi-client data library, net of accumulated depreciation, amortization and impairment, by geographic area follows (in thousands):

	December 31,
	2020	2019
North America	44,188	56,566
Latin America	14,301	14,826
Europe	1,862	2,095
Middle East	62	73
Other	12	12
Total	$60,425	$73,572

A summary of net revenues by geographic area follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Latin America	$43,389	$64,627	$91,833
Africa	27,132	28,203	21,482
Europe	17,950	22,102	18,509
Asia Pacific	16,696	18,321	21,587
North America	9,521	27,953	19,029
Middle East	3,187	7,347	3,728
Other	4,799	6,126	3,877
Total	$122,674	$174,679	$180,045

Product revenues are allocated to geographic locations on the basis of the ultimate destination of the equipment, if known. If the ultimate destination of such equipment is not known, product revenues are allocated to the geographic location of initial shipment. Service revenues, which primarily relate to our E&P Technology & Services segment, are allocated based upon the billing location of the customer and the geographic location of the data.